Investment Objectives and Goals - HCM Hedged Equity ETF	Jul. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM HEDGED EQUITY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.